1 ORGANIZATION	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

NOTE 1 - ORGANIZATION

BUSINESS

800 Commerce, Inc. (the “Company” or “800 Commerce”) was formed in the State of Florida on February 10, 2010. The Company was founded for the purpose of marketing credit card processing services on behalf of merchant payment processing service providers. The Company commenced revenue producing activities based on the marketing of credit processing services in March 2010. The Company generates revenue from the marketing of credit processing services by way of fees received from merchant payment processing service providers on whose behalf the Company brokers their processing services. On August 1, 2012, the Company began to receive additional revenue pursuant to a processing service provider’s assignment to the Company of a portion of its fee income under one of its service contracts in exchange for the issuance of 500,000 shares of our common stock.

In addition to marketing credit card processing services, the Company also intends to engage in the development and operation of on-line portals and mobile applications offering directories of professional service providers. The Company has completed its’ initial on-line portal and mobile application dedicated to a directory of medical doctors, however the Company has not commenced revenue producing operations by way of the medical directory. The Company expects to commence the marketing of the medical directory in June 2013, and hope to commence receipt of revenue from the marketing of the medical directory in the third quarter of 2013.

NOTE 1 - ORGANIZATION

BUSINESS

800 Commerce, Inc. (the “Company” or “800 Commerce”) was formed in the State of Florida on February 10, 2012. The Company is an e-commerce marketing company that currently provides merchant payment processing services, and is developing lead generation services that identify and qualify buyers and match them to markets and services. Our suite of services and technologies will seek to enable merchants, brands and content owners to market and communicate with customers through wireless applications and online directories.